TRANSACTIONS WITH RELATED PARTIES (Details) - USD ($) $ in Thousands			1 Months Ended	12 Months Ended
	May 25, 2023	Apr. 14, 2023	May 31, 2023	Dec. 31, 2023		Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Related party receivables				$ 34,181		$ 38,774
Total revenue from fees, net				$ 772,814		685,414	$ 445,866
Temporary equity, new issues (in shares)			5,000,000	5,000,000	[1]
Consideration received on sale	$ 75,000
Oak HC/FT Partners V, L.P., Oak HC/FT Partners V-A, L.P. And Oak HC/FT Partners V-B, L.P
Related Party Transaction [Line Items]
Temporary equity, new issues (in shares)		5,000,000
Consideration received on sale		$ 75,000
Related Party
Related Party Transaction [Line Items]
Related party receivables				$ 33,739		38,332
Total revenue from fees, net				622,260		653,471	445,866
Related Party | Securitization Vehicles
Related Party Transaction [Line Items]
Related party receivables				78,400		83,100
Total revenue from fees, net				569,800		492,100	362,700
Related Party | Other Financing Vehicles
Related Party Transaction [Line Items]
Related party receivables				6,300		4,700
Total revenue from fees, net				52,400		161,400	83,200
Related Party | Assets
Related Party Transaction [Line Items]
Related party receivables				84,800		87,800
Related Party | Prepaid Expense And Other Assets, Noncurrent
Related Party Transaction [Line Items]
Related party receivables				7,900		18,800
Affiliated Entity | Oak HC/FT Partners II, L.P.
Related Party Transaction [Line Items]
Noncontrolling owners, percentage of voting interest		3.00%
Affiliated Entity | Oak HC/FT Partners II, L.P. | Pagaya Technologies Ltd.
Related Party Transaction [Line Items]
Noncontrolling ownership percentage		12.00%
Affiliated Entity | Other Financing Vehicles
Related Party Transaction [Line Items]
Purchases from related party				$ 0		$ 29,600	$ 24,000

[1]	Share amounts have been retroactively adjusted to reflect the 1-for-12 reverse share split effected on March 8, 2024.